Taxation (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Taxes [Abstract]
Tax expense	€ 10.0	€ 11.7	€ 39.2	€ 28.8